Trade Payables, Accrued Expenses and Other Payables - Additional Information (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 1,204	SFr 5,871